COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

The facilities of the Company are rented under operating lease agreements that expire in 2015. The Company leases its motor vehicles under cancelable operating lease agreements.

Aggregate minimum lease commitments under operating leases as of December 31, 2011, were as follows:

2012	$760
2013	735
2014	735
2015	422

$2,652

Total rent expenses for the years ended December 31, 2009, 2010 and 2011 amounted to $ 448, $ 503 and $ 586, respectively.

Total lease expenses for the years ended December 31, 2009, 2010 and 2011 amounted to $ 382, $ 395 and $ 349, respectively.